Stockholders' Equity - Summary of Changes in Stockholders' Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended
	Jun. 13, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance		$ 18,730	$ 12,166	$ 12,166	$ 10,362
Net Loss		(2,805)	2,784	4,305	(184)
Share-based compensation expense		4,220		5,206	3,951
Exercise of stock options and warrants		503
Issuance of common stock upon vesting of early exercised options		451		68
Issuance of common stock upon vesting of early exercised options, Shares	573,941
Repurchase of warrants		(1,275)
Issuance of common stock in IPO		122,131
Ending Balance		141,955		18,730	12,166
Preferred Stock [Member]
Beginning Balance (in shares)		17,418,807
Conversion of preferred stock to common stock, Shares		(17,418,807)
Series A Convertible Preferred Stock [Member]
Beginning Balance		17
Conversion of preferred stock to common stock		(17)
Common Stock [Member]
Beginning Balance		16
Beginning Balance (in shares)		15,901,183
Exercise of stock options and warrants		1
Exercise of stock options and warrants, Shares		389,009
Issuance of common stock upon vesting of early exercised options, Shares		255,572
Conversion of preferred stock to common stock		17
Conversion of preferred stock to common stock, Shares		17,418,807
Issuance of common stock in IPO		6
Issuance of common stock in IPO, Shares		6,440,000
Ending Balance		40
Ending Balance (in shares)		40,404,571
Treasury Stock [Member]
Ending Balance		(3,966)		(3,966)
Additional Paid-In Capital [Member]
Beginning Balance		42,409
Share-based compensation expense		4,220
Exercise of stock options and warrants		502
Issuance of common stock upon vesting of early exercised options		451
Repurchase of warrants		(1,275)
Issuance of common stock in IPO		122,125
Ending Balance		168,432
Accumulated Deficit [Member]
Beginning Balance		(19,746)
Net Loss		(2,805)
Ending Balance		$ (22,551)